CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
CONSOLIDATED STATEMENTS OF OPERATIONS
Net revenues	$ 202,304	$ 133,871	$ 93,713
Cost of revenues	106,405	71,079	49,506
Gross profit	95,899	62,792	44,207
Operating expenses:
Selling and marketing	28,879	18,486	14,005
General and administrative (including share-based compensation of $216, $2,273 and $930 in 2012, 2013 and 2014, respectively)	32,053	23,447	14,756
Research and development	1,603	1,270	748
Write-off of leasehold improvement			309
Total operating expenses	62,535	43,203	29,818
Income from operations	33,364	19,589	14,389
Gain from forward contracts	57
Interest expense	(1,331)	(1,106)	(159)
Interest income	93	100	101
Income before provision for income taxes and loss from equity method investment	32,183	18,583	14,331
Income tax expenses	10,101	6,134	3,939
Income before loss from equity method investment	22,082	12,449	10,392
Loss from equity method investment	156
Net income	21,926	12,449	10,392
Less: Net income attributable to non-controlling interest	319	338	690
Net income attributable to iKang Healthcare Group, Inc.	21,607	12,111	9,702
Deemed dividend to preferred shareholders	20,436	84,306	2,312
Undistributed earnings allocated to preferred shareholders	7,310	2,818	2,770
Net income (loss) attributable to common and preferred shareholders of iKang Healthcare Group, Inc.	$ (6,139)	$ (75,013)	$ 4,620
Net income (loss) per share attributable to common shareholders of iKang Healthcare Group, Inc.
Basic (in dollars per share)	$ (0.97)	$ (11.22)	$ 0.22
Diluted (in dollars per share)	$ (0.97)	$ (11.22)	$ 0.21
Weighted average shares used in calculating net (loss) income per common share
Basic (in shares)	6,340,005	6,683,678	6,599,009
Diluted (in shares)	6,340,005	6,683,678	6,768,074